Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Loans Payable

Loans payable consist of the following as of March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

Automobile loans	$23,910	$25,957
Less: current portion	(6,429)	(8,476)
Non-current portion	$17,481	$17,481

Loans payable consist of the following as of December 31, 2017 and December 31, 2016:

	2017	2016

Automobile loans	$25,957	$34,220
Less: current portion	(8,476)	(8,262)
Non-current portion	$17,481	$25,958

Schedule of Principal Payments Due on Long-Term Debt	Principal payments due on long-term debt as of December 31, 2017 for each of the next five years are as follows:
Years ending December 31,	Amount
2018	8,476
2019	7,542
Thereafter	9,939
Total	$25,957